Income taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			33.33%
Income tax	$ (4,702,000)	$ 192,000	$ 209,000
Deferred Tax Assets, Other Tax Carryforwards	4,647,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	20,357,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	40.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	184,716,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	9,800,000
Tax Loss Resulting In Increase In Operating Loss Carryforward	26,369,000
Percentage Of Valuation Allowance	100.00%
Description Of Annual Utilization, Operating Loss Carry Forward	annual utilization is limited to 1,000,000 plus 50% of any taxable income in excess of this threshold
Pre Acquisition Tax Loss	49,000,000
Pre Acquisition Tax Loss Per Year	1,800,000
France [Member]
Operating Loss Carryforwards	184,716,000
United States [Member]
Operating Loss Carryforwards	9,800,000
French Government [Member]
Deferred Tax Assets, Other Tax Carryforwards	$ 26,369,000